Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortized cost and fair value of debt securities
Amortized Cost	$ 217,635	$ 236,008
Gross Unrealized Gains	261	1,060
Gross Unrealized Losses	(3,384)	(2,014)
Fair value	214,512	235,054
U.S. government and federal agency obligations
Amortized cost and fair value of debt securities
Amortized Cost	13,667
Gross Unrealized Gains	0
Gross Unrealized Losses	(303)
Fair value	13,364
Government sponsored enterprises
Amortized cost and fair value of debt securities
Amortized Cost	32,786	73,605
Gross Unrealized Gains	2	127
Gross Unrealized Losses	(329)	(235)
Fair value	32,459	73,497
Obligations of states and political subdivisions
Amortized cost and fair value of debt securities
Amortized Cost	42,666	32,224
Gross Unrealized Gains	123	493
Gross Unrealized Losses	(757)	(11)
Fair value	42,032	32,706
Mortgage-backed securities
Amortized cost and fair value of debt securities
Amortized Cost	128,516	130,179
Gross Unrealized Gains	136	440
Gross Unrealized Losses	(1,995)	(1,768)
Fair value	126,657	128,851
Mortgage-backed securities | Residential - government agencies
Amortized cost and fair value of debt securities
Amortized Cost	127,527	129,193
Gross Unrealized Gains	124	432
Gross Unrealized Losses	(1,995)	(1,768)
Fair value	125,656	127,857
Mortgage-backed securities | Commercial - government agencies
Amortized cost and fair value of debt securities
Amortized Cost	989	986
Gross Unrealized Gains	12	8
Gross Unrealized Losses	0	0
Fair value	$ 1,001	$ 994